Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 25, 2022
Invesco Moderately Conservative Multi-Asset Allocation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Invesco Moderately Conservative Multi-Asset Allocation ETF (the “Fund”) seeks to provide current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”). The Fund is a “fund of funds,” meaning that it invests its assets primarily in other ETFs (“Underlying ETFs”), rather than in securities of individual companies. Under normal circumstances, most of those Underlying ETFs will be ETFs that are advised by the Fund’s adviser or one of its affiliates (the “Invesco ETFs”). However, at times the Fund also may invest a portion of its assets in Underlying ETFs that are advised by unaffiliated advisers. The Fund and the Invesco ETFs are part of the same group of investment companies.The Fund seeks to achieve its investment objective by allocating its assets using a moderately conservative investment style that seeks to maximize the benefits of diversification, which focuses on investing portions of the Fund’s assets in Underlying ETFs that invest primarily in equity securities (“Equity ETFs”), as well as in Underlying ETFs that invest primarily in fixed-income securities (“Fixed Income ETFs”). Specifically, the Fund’s target allocation is to invest approximately 25%-55% of its total assets in Equity ETFs and approximately 45%-75% of its total assets in Fixed Income ETFs. Approximately 5%-25% of the Fund’s assets will be allocated to Underlying ETFs that invest primarily in foreign equity and foreign fixed income securities, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent those securities.The Fund’s sub-adviser uses the following investment process to construct the Fund’s portfolio: (1) a strategic allocation across broad asset classes (i.e., equities and fixed income securities) and particular investment factors within those classes (e.g., for fixed income securities, exposure to domestic, international, corporate, government, high-yield and investment grade bonds; for equity securities, exposure to domestic and international stocks); (2) selection of Underlying ETFs that best represent those broad asset classes and factor exposures, based on comprehensive quantitative and qualitative criteria (such as management experience and structure, investment process, performance and risk metrics); (3) determination by the Fund’s sub-adviser of target weightings in each Underlying ETF in a manner that seeks to manage the amount of active risk contributed by each Underlying ETF; and (4) ongoing monitoring of the Fund’s performance and risk. The Fund typically holds a limited number of securities (generally 10-20).Based on the portfolio managers’ research, the strategic allocations of the Fund’s assets are diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, while still creating a moderately conservative portfolio with a somewhat lower risk profile than the overall stock market. At any given time, the Fund’s asset class allocations may not match the above percentage weightings due to market fluctuations, cash flows and other factors. The Fund’s sub-adviser may add or eliminate certain Underlying ETFs from the Fund’s portfolio and may also change the target percentage of the Fund’s assets allocated to a given asset class or Underlying ETF, all without shareholder approval. The current list of Underlying ETFs is available at www.invesco.com/ETFs.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks (either directly or through its investments in the Underlying ETFs) of investing in the Fund.The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.Market Risk. Securities held by the Fund and the Underlying ETFs are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.COVID-19 Risk. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.Fund of Funds Risk. Because it invests primarily in other funds, the Fund's investment performance largely depends on the investment performance of the Underlying ETFs. An investment in the Fund is subject to the risks associated with the Underlying ETFs. In addition, at times, certain of the segments of the market represented by Underlying ETFs in which the Fund invests may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the Underlying ETFs in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:Agency Debt Risk. Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and other agencies that are placed under conservatorship of the federal government.Build America Bonds Risk. Build America Bonds involve similar risks as municipal bonds, including credit and market risk. In particular, should a Build America Bond's issuer fail to continue to meet the applicable requirements imposed on such bonds, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer's ability to make scheduled interest payments. The Build America Bond program expired on December 31, 2010 and no further issuance is permitted unless Congress were to renew the program at a future date. As a result, the number of available Build America Bonds is limited, which may negatively affect the value of the Build America Bonds. In addition, there can be no assurance that Build America Bonds will be actively traded. It is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. The Build America Bonds outstanding as of December 31, 2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.California Municipal Securities Risk. Because an Underlying ETF invests a substantial portion of its assets in California municipal securities, the Underlying ETF will have greater exposure to negative political, economic and regulatory factors within the State of California than certain funds that invest in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Economic, fiscal and budgetary conditions throughout the State may influence the Underlying ETF's performance. These factors heighten the risk that the prices of California municipal securities, and the Underlying ETF's NAV, will experience greater volatility.Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, an Underlying ETF may have to replace such called security with a lower yielding security. If that were to happen, the Underlying ETF’s net investment income could fall.Cash Transaction Risk. To the extent an Underlying ETF effects creations and redemptions principally for cash, rather than principally in-kind, the Underlying ETF may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, such Underlying ETFs may recognize a capital gain on these sales that might not have been incurred if the Underlying ETF had made a redemption in-kind. This may decrease the tax efficiency of an Underlying ETF compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between such Underlying ETF and conventional ETFs.Changing U.S. Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB and other foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of an Underlying ETF's investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase an Underlying ETF's portfolio turnover rate and transaction costs.Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, CLOs may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.Credit Risk. The issuer of instruments in which the Underlying ETFs invest may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that an Underlying ETF holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.Extension Risk. Extension risk is the opposite of reinvestment risk, and typically occurs when interest rates rise, thereby causing repayments of fixed income securities to occur more slowly than expected by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they have longer duration (resulting in increased sensitivity to interest rate changes).Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.Fixed-Rate Instrument Risk. Fixed-rate securities face a significant amount of interest rate risk, since their fixed coupon makes them more sensitive to changes in interest rates than variable-rate securities. The coupon rate attached to a fixed-rate security often is payable at specified dates before the bond reaches maturity; due to a fixed-rate security’s typically lengthy maturity date, such payments typically are small. In addition, fixed-rate investments are more susceptible to inflation risk, which is the risk that the set rates paid on the bond will be less valuable over time, as the consumer price index rises.Growth Risk. The market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of an Underlying ETF’s investments will vary and at times may be lower than that of other types of investments.High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.Income Risk. An Underlying ETF’s income may decline when interest rates fall because the Underlying ETF may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Underlying ETF invests in lower yielding bonds, and as the bonds in its portfolio mature, the Underlying ETF may need to purchase additional bonds, thereby reducing the Underlying ETF’s income.Index Risk. Unlike many investment companies, some Underlying ETFs do not utilize investing strategies that seek returns in excess of its respective Underlying Index. Therefore, the Underlying ETFs would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, those Underlying ETFs rebalance their portfolios in accordance with their respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Underlying ETF’s rebalance schedule.Industry Concentration Risk. To the extent that its respective index concentrates in the securities of issuers in a particular industry or sector, an Underlying ETF will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, that Underlying ETF faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an Underlying ETF invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry groups or the market as a whole.Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval,intense competition, product compatibility, consumer preferences,corporate capital expenditure, rapid obsolescence, competition fromalternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. An Underlying ETF may seek to limit its exposure to interest rate risk and duration risk by constructing a portfolio of Variable Rate Instruments that have an average duration of one year or less.Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.LIBOR Transition Risk. Certain Underlying ETFs may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on an Underlying ETF and the instruments in which the Underlying ETF invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which an Underlying ETF invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in“legacy” USD LIBOR instruments held by an Underlying ETF could result in losses to the Underlying ETF.Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.Mortgage-Backed and Asset-Backed Securities Risk. An Underlying ETF may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.Non-Correlation Risk. An Underlying ETF’s return may not match the return of its respective Underlying Index for a number of reasons. For example, an Underlying ETF incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Underlying ETF’s securities holdings to reflect changes in the composition of its Underlying Index. An Underlying ETF that redeems Creation Units principally for cash, will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, an Underlying ETF’s use of a representative sampling approach may cause the Underlying ETF to not be as well correlated with the return of its Underlying Index as would be the case if the Underlying ETF purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. Additionally, an Underlying ETF’s use of a representative sampling approach may cause the return of the Underlying ETF to not be as well correlated with the return of its Underlying Index, as would be the case if the Underlying ETF purchase all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of an Underlying ETF and its Underlying Index may vary due to asset valuation differences and differences between an Underlying ETF’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.Non-Investment Grade Securities Risk. All or a significant portion of the loans in which an Underlying ETF will invest may be determined to be non-investment grade loans that are considered speculative. An Underlying ETF also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower rated bonds defaults, an Underlying ETF may incur additional expenses to seek recovery.Portfolio Turnover Risk. An Underlying ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its underlying index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for an Underlying ETF and an increase in taxable capital gains distributions to the Fund.Preferred Stock Risk. There are special risks associated with investing in preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an Underlying ETF owns a security that is deferring or omitting its distributions, the Underlying ETF may be required to include the distribution in its gross income, even though it may not have received any income. Preferred stocks also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Underlying ETF’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment. Such securities may also lose their value.Reinvestment Risk. Proceeds from a current investment of an Underlying ETF, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.REIT Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. In addition to the risks pertaining to real estate investments more generally, such as declining property values or rising interest rates, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and a REIT’s shareholders will incur a proportionate share of those expenses.Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registrationrequirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquiditymay become impaired and an Underlying ETF may be unable to dispose of the securities at a desirable time or price.Sampling Risk. An Underlying ETF's use of a representative sampling approach will result in it holding a smaller number of holdings than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Underlying ETF holds could result in a greater decline in NAV than would be the case if the Underlying ETF held all of the holdings in the Underlying Index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater.Short-Term Bond Risk. To the extent an Underlying ETF invests in short-term instruments (i.e., less than one year), the amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an Underlying ETF’s investment will affect the volatility of the Underlying ETF’s share price.Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.Taxable Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.U.S. Government Obligation Risk. An Underlying ETF may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.Value Securities Risk. Value securities are subject to the risk that valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of an Underlying ETF’s investments will vary and at times may be lower than that of other types of investments.Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total returns have varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.Updated performance information is available online at www.invesco.com/ETFs.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total returns have varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Period EndedReturnsBest QuarterJune 30, 202012.08%Worst QuarterMarch 31, 2020-13.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns  (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Moderately Conservative Multi-Asset Allocation ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
2018	rr_AnnualReturn2018	(3.28%)
2019	rr_AnnualReturn2019	16.72%
2020	rr_AnnualReturn2020	9.18%
2021	rr_AnnualReturn2021	10.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.12%)
1Year	rr_AverageAnnualReturnYear01	10.69%
SinceInception	rr_AverageAnnualReturnSinceInception	8.24%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2017
Invesco Moderately Conservative Multi-Asset Allocation ETF | Return After Taxes on Distributions | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	9.93%
SinceInception	rr_AverageAnnualReturnSinceInception	7.02%
Invesco Moderately Conservative Multi-Asset Allocation ETF | Return After Taxes on Distributions and Sale of Fund Shares | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.38%
SinceInception	rr_AverageAnnualReturnSinceInception	5.93%
Invesco Moderately Conservative Multi-Asset Allocation ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	28.71%
SinceInception	rr_AverageAnnualReturnSinceInception	17.70%
Invesco Moderately Conservative Multi-Asset Allocation ETF | Custom Invesco Moderately Conservative Allocation ETF Index
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.19%	[2]
SinceInception	rr_AverageAnnualReturnSinceInception	7.71%	[2]

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the Underlying ETFs (as defined below). These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Custom Invesco Moderately Conservative Allocation ETF Index is composed of 40% MSCI All Country World Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes).